5. STOCKHOLDERS' DEFICIT (Details)	3 Months Ended
Mar. 31, 2017
January 1, 2016 [Member] | Warrant 1 [Member]
Expected dividends	0.00%
Expected volatility	78.58%
Expected term	3 years
Risk free interest rate	1.32%
Expected forfeitures	0.00%
July 26, 2016 [Member] | Warrant 2 [Member]
Expected dividends	0.00%
Expected volatility	93.60%
Expected term	4 years
Risk free interest rate	1.01%
Expected forfeitures	0.00%
July 26, 2016 [Member] | Warrant 3 [Member]
Expected dividends	0.00%
Expected volatility	93.60%
Expected term	4 years
Risk free interest rate	1.01%
Expected forfeitures	0.00%
October 2, 2016 [Member] | Warrant 4 [Member]
Expected dividends	0.00%
Expected volatility	107.51%
Expected term	2 years
Risk free interest rate	0.82%
Expected forfeitures	0.00%
December 8, 2016 [Member] | Warrant 5 [Member]
Expected dividends	0.00%
Expected volatility	106.57%
Expected term	2 years
Risk free interest rate	1.15%
Expected forfeitures	0.00%
February 6, 2017 [Member] | Warrant 6 [Member]
Expected dividends	0.00%
Expected volatility	106.40%
Expected term	3 years
Risk free interest rate	1.43%
Expected forfeitures	0.00%